Stock warrants (Tables)	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Schedule of Warrants Outstanding

The Binomial model with the following assumption inputs:

Warrants liability:	June 30, 2018
Annual dividend yield	—
Expected life (years)	0.5
Risk-free interest rate	2.06%
Expected volatility	151%

Warrants issued in May 2017:	June 30, 2019
Annual dividend yield	—
Expected life (years)	5.0
Risk-free interest rate	1.76%
Expected volatility	351%

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual life
Outstanding at June 30, 2016	131,250	0.20
Expired	131,250	0.20
Granted	505,000	$0.15	4
Outstanding at June 30, 2017	505,000	$0.15	3.86
Expired
Granted
Outstanding at June 30, 2018	505,000	$0.15	0.5
Expired
Granted	578,880	0.034	5
Outstanding at June 30, 2019	1,083,880	$0.034	5